Quarterly Report
June 30, 2019
MFS®  Total Return Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.9%
Aerospace – 2.5%
Boeing Co.	12,915	$4,701,189
Harris Corp.	58,876	11,135,218
Honeywell International, Inc.	410,178	71,612,977
Lockheed Martin Corp.	83,325	30,291,970
Northrop Grumman Corp.	95,225	30,768,150
United Technologies Corp.	343,123	44,674,615
		$193,184,119
Airlines – 0.2%
Delta Air Lines, Inc.	202,646	$11,500,161
Alcoholic Beverages – 0.7%
Diageo PLC	780,660	$33,548,947
Molson Coors Brewing Co.	331,084	18,540,704
		$52,089,651
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	165,098	$2,842,988
LVMH Moet Hennessy Louis Vuitton SE	30,406	12,941,295
NIKE, Inc., “B”	159,557	13,394,810
		$29,179,093
Automotive – 0.9%
Aptiv PLC	260,506	$21,056,700
Harley-Davidson, Inc.	46,717	1,673,870
Lear Corp.	253,372	35,287,119
Magna International, Inc.	154,951	7,709,982
		$65,727,671
Biotechnology – 0.1%
Biogen, Inc. (a)	47,113	$11,018,317
Broadcasting – 0.2%
Omnicom Group, Inc.	207,111	$16,972,746
Brokerage & Asset Managers – 1.3%
Apollo Global Management LLC, “A”	147,658	$5,064,670
BlackRock, Inc.	59,174	27,770,358
Blackstone Group LP	385,365	17,117,913
Charles Schwab Corp.	174,168	6,999,812
Invesco Ltd.	206,109	4,216,990
NASDAQ, Inc.	183,414	17,638,924
T. Rowe Price Group, Inc.	166,078	18,220,418
		$97,029,085
Business Services – 2.6%
Accenture PLC, “A”	368,984	$68,177,174
Amdocs Ltd.	286,113	17,764,756
Cognizant Technology Solutions Corp., “A”	103,648	6,570,247
DXC Technology Co.	626,512	34,552,137
Equifax, Inc.	159,009	21,504,377
Fidelity National Information Services, Inc.	156,492	19,198,438
Fiserv, Inc. (a)	218,492	19,917,731
Worldpay, Inc. (a)	109,910	13,469,470
		$201,154,330

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.5%
Comcast Corp., “A”	2,784,756	$117,739,484
Chemicals – 1.6%
3M Co.	148,692	$25,774,271
Celanese Corp.	121,668	13,115,810
CF Industries Holdings, Inc.	564,697	26,376,997
PPG Industries, Inc.	484,226	56,514,017
		$121,781,095
Computer Software – 2.1%
Adobe Systems, Inc. (a)	157,421	$46,384,098
Check Point Software Technologies Ltd. (a)	81,458	9,417,359
Microsoft Corp.	661,643	88,633,696
Oracle Corp.	269,827	15,372,044
		$159,807,197
Computer Software - Systems – 0.6%
Apple, Inc.	129,632	$25,656,765
Hitachi Ltd.	302,600	11,083,499
Seagate Technology PLC	120,701	5,687,431
		$42,427,695
Construction – 0.7%
Sherwin-Williams Co.	60,396	$27,678,883
Stanley Black & Decker, Inc.	168,922	24,427,810
		$52,106,693
Consumer Products – 0.7%
Colgate-Palmolive Co.	44,959	$3,222,211
Kimberly-Clark Corp.	241,349	32,166,995
Procter & Gamble Co.	29,407	3,224,478
Reckitt Benckiser Group PLC	165,048	13,024,712
		$51,638,396
Containers – 0.1%
Crown Holdings, Inc. (a)	137,363	$8,392,879
Electrical Equipment – 0.9%
HD Supply Holdings, Inc. (a)	74,502	$3,000,941
Johnson Controls International PLC	1,455,590	60,130,423
Schneider Electric S.A.	48,226	4,373,861
		$67,505,225
Electronics – 1.8%
Analog Devices, Inc.	107,327	$12,113,998
Applied Materials, Inc.	281,023	12,620,743
Intel Corp.	278,410	13,327,487
Marvell Technology Group Ltd.	406,095	9,693,488
Maxim Integrated Products, Inc.	207,919	12,437,714
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	660,978	25,890,508
Texas Instruments, Inc.	430,572	49,412,443
		$135,496,381
Energy - Independent – 1.0%
EOG Resources, Inc.	234,354	$21,832,419
Hess Corp.	170,356	10,829,531
Marathon Petroleum Corp.	168,420	9,411,310
Noble Energy, Inc.	254,171	5,693,430
Occidental Petroleum Corp.	84,859	4,266,710

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Phillips 66	104,418	$9,767,260
Pioneer Natural Resources Co.	78,245	12,038,776
		$73,839,436
Energy - Integrated – 1.4%
Anadarko Petroleum Corp.	61,523	$4,341,063
BP PLC	3,143,151	21,898,162
Chevron Corp.	232,995	28,993,898
Eni S.p.A.	1,139,949	18,932,822
Exxon Mobil Corp.	376,245	28,831,654
		$102,997,599
Food & Beverages – 2.0%
Archer Daniels Midland Co.	436,862	$17,823,970
Coca-Cola European Partners PLC	175,798	9,932,587
Danone S.A.	188,430	15,962,649
General Mills, Inc.	410,908	21,580,888
Ingredion, Inc.	135,906	11,210,886
J.M. Smucker Co.	52,686	6,068,900
Mondelez International, Inc.	186,948	10,076,497
Nestle S.A.	395,606	40,954,663
PepsiCo, Inc.	65,461	8,583,901
Tyson Foods, Inc., “A”	108,374	8,750,117
		$150,945,058
Food & Drug Stores – 0.1%
Kroger Co.	444,369	$9,647,251
Furniture & Appliances – 0.2%
Whirlpool Corp.	127,339	$18,127,980
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	57,237	$8,029,779
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	91,983	$9,878,054
Health Maintenance Organizations – 0.5%
Cigna Corp.	240,342	$37,865,882
Insurance – 3.8%
Aon PLC	325,174	$62,752,078
Chubb Ltd.	400,253	58,953,264
Marsh & McLennan Cos., Inc.	91,692	9,146,277
MetLife, Inc.	1,104,737	54,872,287
Prudential Financial, Inc.	330,470	33,377,470
Samsung Fire & Marine Insurance Co. Ltd.	16,697	3,875,457
Travelers Cos., Inc.	310,542	46,432,240
Zurich Insurance Group AG	58,137	20,242,539
		$289,651,612
Internet – 0.3%
Alphabet, Inc., “A” (a)	18,174	$19,678,807
Leisure & Toys – 0.1%
Electronic Arts, Inc. (a)	97,087	$9,831,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.2%
AGCO Corp.	238,436	$18,495,480
Allison Transmission Holdings, Inc.	58,902	2,730,108
Cummins, Inc.	54,004	9,253,045
Deere & Co.	64,887	10,752,425
Eaton Corp. PLC	729,050	60,715,284
Illinois Tool Works, Inc.	289,570	43,670,052
Ingersoll-Rand Co. PLC, “A”	131,202	16,619,357
Regal Beloit Corp.	47,074	3,846,417
		$166,082,168
Major Banks – 5.5%
Bank of America Corp.	2,356,208	$68,330,032
Bank of New York Mellon Corp.	761,746	33,631,086
BNP Paribas	79,572	3,778,952
Goldman Sachs Group, Inc.	219,622	44,934,661
JPMorgan Chase & Co.	1,244,552	139,140,914
Morgan Stanley	485,559	21,272,340
PNC Financial Services Group, Inc.	293,898	40,346,317
State Street Corp.	360,652	20,218,151
Sumitomo Mitsui Financial Group, Inc.	100,500	3,547,772
Wells Fargo & Co.	1,005,626	47,586,222
		$422,786,447
Medical & Health Technology & Services – 1.1%
AmerisourceBergen Corp.	123,744	$10,550,414
HCA Healthcare, Inc.	305,519	41,297,003
McKesson Corp.	134,631	18,093,060
Walgreens Boots Alliance, Inc.	274,972	15,032,719
		$84,973,196
Medical Equipment – 3.4%
Abbott Laboratories	596,557	$50,170,444
Danaher Corp.	527,805	75,433,891
Medtronic PLC	673,902	65,631,316
Thermo Fisher Scientific, Inc.	186,268	54,703,186
Zimmer Biomet Holdings, Inc.	104,472	12,300,533
		$258,239,370
Metals & Mining – 0.3%
Rio Tinto PLC	320,305	$19,852,474
Natural Gas - Distribution – 0.2%
Sempra Energy	88,669	$12,186,667
Natural Gas - Pipeline – 0.9%
Enterprise Products Partners LP	992,347	$28,649,058
EQM Midstream Partners LP	160,099	7,153,224
Equitrans Midstream Corp.	892,499	17,591,155
MPLX LP	200,679	6,459,857
Plains GP Holdings LP	441,062	11,013,318
		$70,866,612
Network & Telecom – 0.7%
Cisco Systems, Inc.	1,011,925	$55,382,655
Oil Services – 0.3%
Schlumberger Ltd.	534,278	$21,232,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.9%
American Express Co.	100,110	$12,357,578
BB&T Corp.	441,313	21,681,708
Citigroup, Inc.	1,225,690	85,835,071
Intesa Sanpaolo S.p.A	2,700,223	5,778,537
ORIX Corp.	1,110,100	16,556,516
SunTrust Banks, Inc.	131,683	8,276,277
Synchrony Financial	189,933	6,584,977
U.S. Bancorp	981,507	51,430,967
Visa, Inc., “A”	86,597	15,028,909
		$223,530,540
Pharmaceuticals – 4.4%
Bayer AG	227,461	$15,761,880
Bristol-Myers Squibb Co.	552,521	25,056,827
Elanco Animal Health, Inc. (a)	481,096	16,261,045
Eli Lilly & Co.	335,749	37,197,632
Johnson & Johnson	681,059	94,857,897
Merck & Co., Inc.	206,254	17,294,398
Mylan N.V. (a)	188,095	3,581,329
Novartis AG	39,045	3,567,726
Pfizer, Inc.	2,312,796	100,190,323
Roche Holding AG	89,668	25,227,736
		$338,996,793
Printing & Publishing – 0.2%
Moody's Corp.	64,894	$12,674,447
Transcontinental, Inc.	357,835	3,986,723
		$16,661,170
Railroad & Shipping – 1.2%
Canadian National Railway Co.	101,257	$9,364,247
Union Pacific Corp.	485,287	82,066,885
		$91,431,132
Real Estate – 1.1%
EPR Properties, REIT	189,250	$14,116,157
Medical Properties Trust, Inc., REIT	1,774,791	30,952,355
Public Storage, Inc., REIT	26,204	6,241,007
Simon Property Group, Inc., REIT	65,671	10,491,599
STORE Capital Corp., REIT	741,763	24,619,114
		$86,420,232
Restaurants – 0.7%
Aramark	196,333	$7,079,768
Chipotle Mexican Grill, Inc., “A” (a)	7,735	5,668,827
Starbucks Corp.	377,845	31,674,746
U.S. Foods Holding Corp. (a)	217,631	7,782,485
		$52,205,826
Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	416,535	$12,400,247
Corteva, Inc.	155,220	4,589,855
DuPont de Nemours, Inc.	155,220	11,652,365
Methanex Corp.	64,347	2,925,215
		$31,567,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.0%
Amazon.com, Inc. (a)	23,536	$44,568,476
Best Buy Co., Inc.	73,974	5,158,207
Target Corp.	181,880	15,752,627
Tractor Supply Co.	79,373	8,635,782
		$74,115,092
Telephone Services – 0.4%
Verizon Communications, Inc.	500,770	$28,608,990
Tobacco – 1.1%
Altria Group, Inc.	153,552	$7,270,687
British American Tobacco PLC	198,338	6,924,163
Japan Tobacco, Inc.	561,800	12,399,046
Philip Morris International, Inc.	699,161	54,905,113
		$81,499,009
Trucking – 0.2%
United Parcel Service, Inc., “B”	137,398	$14,189,091
Utilities - Electric Power – 2.2%
Duke Energy Corp.	429,567	$37,904,992
Exelon Corp.	795,712	38,146,433
FirstEnergy Corp.	407,265	17,435,015
Public Service Enterprise Group, Inc.	219,604	12,917,107
Southern Co.	664,962	36,759,100
SSE PLC	492,678	7,020,089
WEC Energy Group, Inc.	117,152	9,766,962
Xcel Energy, Inc.	126,319	7,514,717
		$167,464,415
Total Common Stocks		$4,483,534,475
Bonds – 36.8%
Aerospace – 0.1%
L3 Technologies, Inc., 3.85%, 6/15/2023	$8,173,000	$8,527,819
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$5,191,000	$5,220,055
Asset-Backed & Securitized – 3.7%
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 10/15/2027 (z)	$13,305,000	$13,190,896
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.851% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	10,945,000	10,844,372
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.381% (LIBOR - 1mo. + 0.98%), 11/14/2035 (z)	11,382,354	11,382,354
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	11,630,000	11,911,215
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.294% (LIBOR - 1mo. + 0.9%), 9/15/2035 (z)	9,120,073	9,103,201
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	2,854,214	2,750,348
BDS Ltd., FLR, 3.794% (LIBOR - 1mo. + 1.4%), 8/15/2035 (z)	12,606,500	12,622,083
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.394% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	1,392,393	1,394,182
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	3,968,639	4,007,335
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,012,990
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,283,570
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,269,234
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,765,405
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,789,841
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.816% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	13,305,000	13,305,373
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	8,528,000	8,453,687
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.616% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,542,537
Exantas Capital Corp. CLO Ltd., 2018-RS06, “A”, FLR, 3.224% (LIBOR - 1mo. + 0.83%), 6/15/2035 (n)	749,556	750,504

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	$3,980,000	$3,968,255
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	3,092,000	3,089,657
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.754% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	4,954,000	4,953,990
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	778,330	821,364
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,239,445
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,863,349
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 3.494% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,595,500	6,607,867
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.401% (LIBOR - 3mo. + 0.8%), 1/18/2028 (z)	5,000,000	4,982,445
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,443,043
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,132,766
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.401% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,084,965
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.034% (LIBOR - 1mo. + 0.63%), 9/25/2023 (z)	7,710,000	7,725,203
Neuberger Berman CLO Ltd., FLR, 3.397% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	5,725,000	5,696,495
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 3.941% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,413,410
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,384,910	1,354,727
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 3.481% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	3,225,000	3,209,004
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	31,898,979
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,724,890
		$285,588,981
Automotive – 0.3%
General Motors Co., 5.15%, 4/01/2038	$2,127,000	$2,096,566
General Motors Co., 6.75%, 4/01/2046	3,268,000	3,688,323
General Motors Financial Co., Inc., 4.35%, 4/09/2025	3,361,000	3,467,157
Lear Corp., 3.8%, 9/15/2027	7,427,000	7,351,730
Lear Corp., 4.25%, 5/15/2029	3,446,000	3,480,975
		$20,084,751
Broadcasting – 0.1%
Fox Corp., 4.03%, 1/25/2024 (n)	$7,984,000	$8,492,171
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$7,026,000	$7,255,873
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,227,000	2,249,011
E*TRADE Financial Corp., 3.8%, 8/24/2027	3,239,000	3,261,395
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,325,000	3,496,320
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,359,000	2,374,267
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,415,689
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,504,164
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	7,395,744
		$37,952,463
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$3,332,276
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	2,735,396
Masco Corp., 4.375%, 4/01/2026	5,605,000	5,879,553
		$11,947,225
Business Services – 0.3%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$1,829,000	$1,927,238
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	7,719,000	8,615,501
Fiserv, Inc., 4.4%, 7/01/2049	5,204,000	5,474,978
Verisk Analytics, Inc., 4.125%, 3/15/2029	4,347,000	4,659,532
		$20,677,249
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,781,051
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,662,504
		$15,443,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$5,394,000	$5,753,215
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$5,910,000	$6,166,226
Microsoft Corp., 4.25%, 2/06/2047	6,521,000	7,684,344
		$13,850,570
Computer Software - Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,811,847
Apple, Inc., 3.35%, 2/09/2027	3,208,000	3,368,508
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,602,492
		$18,782,847
Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$2,666,000	$2,854,608
United Technologies Corp., 4.125%, 11/16/2028	5,363,000	5,891,800
Wabtec Corp., 4.95%, 9/15/2028	6,210,000	6,658,482
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	1,213,000	1,284,223
		$16,689,113
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,003,000	$6,260,317
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	6,336,000	6,384,125
		$12,644,442
Consumer Services – 0.5%
Experian Finance PLC, 4.25%, 2/01/2029 (n)	$5,108,000	$5,537,337
IHS Markit Ltd., 3.625%, 5/01/2024	1,224,000	1,261,516
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,653,000	6,865,896
IHS Markit Ltd., 4.25%, 5/01/2029	1,836,000	1,927,323
Priceline Group, Inc., 2.75%, 3/15/2023	12,304,000	12,476,546
Visa, Inc., 3.15%, 12/14/2025	9,366,000	9,825,662
		$37,894,280
Electronics – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,327,000	$3,260,131
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	9,409,000	8,932,294
Broadcom, Inc., 4.25%, 4/15/2026 (n)	5,014,000	5,088,586
Intel Corp., 4.1%, 5/11/2047	5,182,000	5,684,048
		$22,965,059
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$8,439,000	$8,844,215
BP Capital Markets PLC, 4.5%, 10/01/2020	1,661,000	1,706,864
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,092,079
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,928,000	6,486,122
		$22,129,280
Financial Institutions – 0.2%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$1,093,000	$1,173,668
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	9,238,000	9,189,090
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,464,000	2,535,949
		$12,898,707
Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$8,634,072
Conagra Brands, Inc., 5.3%, 11/01/2038	751,000	814,634
Conagra Brands, Inc., 5.4%, 11/01/2048	1,531,000	1,680,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 3.5%, 5/09/2027	$9,893,000	$10,152,288
		$21,281,241
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$4,985,000	$5,433,650
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,487,000	$5,913,614
Marriott International, Inc., 4%, 4/15/2028	6,516,000	6,863,936
		$12,777,550
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,213,643
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	8,375,539
		$19,589,182
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$10,462,616
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$5,438,000	$5,667,738
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	3,183,000	3,295,107
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	4,382,105
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,573,017
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,844,000	3,262,465
		$22,180,432
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	$10,140,000	$10,204,088
Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,995,514
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,456,000	$6,718,427
Major Banks – 1.8%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,891,863
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,505,284
Bank of America Corp., 3.004%, 12/20/2023	1,833,000	1,866,627
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,397,988
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	5,404,000	5,576,338
Bank of America Corp., 3.5%, 4/19/2026	10,585,000	11,084,422
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,353,000	8,730,519
JPMorgan Chase & Co., 3.2%, 1/25/2023	14,643,000	15,025,951
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	16,313,000	17,293,579
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,658,000	3,834,665
Morgan Stanley, 3.125%, 1/23/2023	1,002,000	1,024,612
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,910,254
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,147,978
Morgan Stanley, 3.625%, 1/20/2027	14,924,000	15,663,279
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	5,628,000	5,769,695
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,812,000	1,953,076
Wells Fargo & Co., 3.75%, 1/24/2024	10,183,000	10,706,006
		$135,382,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 3.125%, 11/08/2021	$3,168,000	$3,214,427
Becton, Dickinson and Co., 4.669%, 6/06/2047	6,553,000	7,341,596
HCA, Inc., 5.125%, 6/15/2039	2,427,000	2,523,400
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,518,478
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	6,209,279
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	531,284
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,437,583
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	7,344,621
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	7,755,000	7,939,695
		$41,060,363
Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$8,074,450
Boston Scientific Corp., 3.75%, 3/01/2026	2,105,000	2,238,881
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	7,368,912
Zimmer Biomet Holdings, Inc., FLR, 3.168% (LIBOR - 3mo. + 0.75%), 3/19/2021	2,923,000	2,919,883
		$20,602,126
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$4,071,000	$4,232,496
Glencore Funding LLC, 4%, 3/27/2027 (n)	3,541,000	3,575,614
		$7,808,110
Midstream – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,567,897
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	862,235
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,777,000	2,839,575
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	6,011,859
MPLX LP, 4.5%, 4/15/2038	2,748,000	2,774,402
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	8,376,494
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9,458,000	10,370,272
		$40,802,734
Mortgage-Backed – 12.0%
Fannie Mae, 5%, 7/01/2019 - 3/01/2042	$10,935,261	$11,912,753
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040	14,336,110	15,780,194
Fannie Mae, 2.722%, 4/25/2020	19,550	19,519
Fannie Mae, 4.58%, 1/01/2021	283,618	287,452
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	7,989,754	8,923,375
Fannie Mae, 3.99%, 7/01/2021	278,917	287,329
Fannie Mae, 2.67%, 3/01/2022	860,402	874,384
Fannie Mae, 2.73%, 4/01/2023	619,766	631,932
Fannie Mae, 2.41%, 5/01/2023	940,039	948,226
Fannie Mae, 2.55%, 5/01/2023	884,045	896,117
Fannie Mae, 2.59%, 5/01/2023	929,285	943,327
Fannie Mae, 2.62%, 5/01/2023	618,044	628,012
Fannie Mae, 5.25%, 8/01/2024	948,176	1,052,712
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	102,860,140	106,536,588
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,031,620
Fannie Mae, 3.43%, 6/01/2026	1,144,935	1,224,350
Fannie Mae, 4.54%, 7/01/2026	964,159	1,075,513
Fannie Mae, 2.28%, 11/01/2026	1,371,836	1,370,210
Fannie Mae, 2.672%, 12/25/2026	4,588,000	4,625,747
Fannie Mae, 3.95%, 1/01/2027	928,122	1,020,461
Fannie Mae, 4.01%, 1/01/2029	779,968	862,836
Fannie Mae, 4.96%, 6/01/2030	534,165	617,529
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,936,758	3,338,799
Fannie Mae, 3%, 12/01/2031 - 7/01/2048	36,110,318	36,847,862
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	32,185,101	34,550,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3.25%, 5/25/2040	$763,650	$782,312
Fannie Mae, 4%, 9/01/2040 - 8/01/2048	84,428,990	88,907,680
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	4,998,206	4,941,550
Fannie Mae, TBA, 3%, 8/01/2024 - 7/01/2030	21,550,000	21,972,638
Fannie Mae, TBA, 2.5%, 7/01/2028 - 8/01/2028	4,512,500	4,543,349
Freddie Mac, 4.5%, 8/01/2019 - 5/01/2042	5,535,195	5,920,753
Freddie Mac, 5.5%, 8/01/2019 - 10/01/2035	3,009,360	3,321,204
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	3,260,217	3,656,900
Freddie Mac, 2.456%, 8/25/2019	32,453	32,396
Freddie Mac, 1.869%, 11/25/2019	1,233,288	1,229,620
Freddie Mac, 2.313%, 3/25/2020	601,678	600,640
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	6,451,471	7,049,217
Freddie Mac, 3.808%, 8/25/2020	5,821,260	5,885,400
Freddie Mac, 3.034%, 10/25/2020	1,749,987	1,761,570
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,267,154
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,768,563
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,379,367
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,107,681
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,247,647
Freddie Mac, 3.06%, 7/25/2023	4,461,000	4,620,231
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,647,044
Freddie Mac, 1.016%, 4/25/2024 (i)	11,300,452	385,076
Freddie Mac, 0.63%, 7/25/2024 (i)	40,823,000	1,044,024
Freddie Mac, 0.735%, 7/25/2024 (i)	13,982,740	364,273
Freddie Mac, 0.431%, 8/25/2024 (i)	44,106,000	785,673
Freddie Mac, 0.531%, 8/25/2024 (i)	81,993,729	1,529,814
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,387,410
Freddie Mac, 0.491%, 10/25/2024 (i)	60,064,618	999,824
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,147,911
Freddie Mac, 0.4%, 11/25/2024 (i)	44,690,000	694,952
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,769,392
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,969,208
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,327,811
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,135,073
Freddie Mac, 3.5%, 12/01/2025 - 8/25/2058	77,865,060	80,517,217
Freddie Mac, 2.673%, 3/25/2026	6,105,000	6,248,649
Freddie Mac, 3.413%, 12/25/2026	2,318,000	2,479,908
Freddie Mac, 3.43%, 1/25/2027	2,273,257	2,432,824
Freddie Mac, 3.224%, 3/25/2027	3,711,000	3,922,206
Freddie Mac, 0.773%, 6/25/2027 (i)	39,273,000	1,913,820
Freddie Mac, 0.89%, 6/25/2027 (i)	12,781,411	662,274
Freddie Mac, 0.713%, 7/25/2027 (i)	34,224,179	1,426,481
Freddie Mac, 0.461%, 8/25/2027 (i)	27,934,000	763,305
Freddie Mac, 0.567%, 8/25/2027 (i)	18,255,631	575,629
Freddie Mac, 3.244%, 8/25/2027	2,336,000	2,473,571
Freddie Mac, 0.405%, 9/25/2027 (i)	30,183,000	718,105
Freddie Mac, 0.496%, 9/25/2027 (i)	25,306,755	710,143
Freddie Mac, 0.325%, 11/25/2027 (i)	47,333,000	842,404
Freddie Mac, 0.42%, 11/25/2027 (i)	34,102,516	759,221
Freddie Mac, 0.456%, 11/25/2027 (i)	30,414,309	775,617
Freddie Mac, 0.37%, 12/25/2027 (i)	29,308,000	634,460
Freddie Mac, 0.413%, 12/25/2027 (i)	32,765,000	811,117
Freddie Mac, 0.495%, 12/25/2027 (i)	52,418,468	1,490,325
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,868,089
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,525,223
Freddie Mac, 0.448%, 11/25/2032 (i)	26,236,004	827,720
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,753,852	1,966,305
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	52,479,861	54,913,380
Freddie Mac, 3%, 1/01/2038 - 3/01/2048	62,922,761	64,100,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2.5%, 7/20/2032	$950,000	$930,833
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,031,160	3,440,760
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	2,542,282	2,863,215
Ginnie Mae, 4.5%, 7/15/2033 - 5/20/2049	24,471,503	25,782,459
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	841,742	911,749
Ginnie Mae, 4%, 1/20/2041 - 7/20/2049	28,685,632	29,997,574
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2049	56,439,660	58,437,579
Ginnie Mae, 3%, 11/20/2047 - 3/20/2048	68,571,563	70,161,120
Ginnie Mae, 0.659%, 2/16/2059 (i)	20,881,718	1,265,896
Ginnie Mae, TBA, 3.5%, 7/01/2045	8,600,000	8,883,867
Ginnie Mae, TBA, 4%, 7/01/2049	2,500,000	2,591,602
Ginnie Mae, TBA, 4.5%, 7/01/2049	23,630,000	24,630,353
		$913,726,351
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$2,500,000	$3,036,778
Network & Telecom – 0.1%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,180,368
AT&T, Inc., 5.45%, 3/01/2047	4,507,000	5,177,734
		$11,358,102
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,722,000	$7,993,271
Marathon Petroleum Corp., 4.75%, 9/15/2044	5,246,000	5,410,915
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	8,673,520
		$22,077,706
Other Banks & Diversified Financials – 0.3%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$5,021,278
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,263,625
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,147,659
Capital One Financial Corp., 3.75%, 3/09/2027	7,855,000	8,108,725
		$23,541,287
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$4,514,572
Retailers – 0.3%
Best Buy Co., Inc., 4.45%, 10/01/2028	$7,794,000	$8,225,187
Dollar Tree, Inc., 4%, 5/15/2025	3,262,000	3,400,298
Dollar Tree, Inc., 4.2%, 5/15/2028	1,553,000	1,608,312
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,139,377
Home Depot, Inc., 3.9%, 6/15/2047	4,506,000	4,876,802
		$20,249,976
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$3,756,000	$3,792,431
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,823,417
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,960,000	6,056,864
Crown Castle International Corp., 3.65%, 9/01/2027	9,353,000	9,631,655
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,388,969
		$25,693,336
Tobacco – 0.0%
Altria Group, Inc., 4.8%, 2/14/2029	$3,635,000	$3,910,502
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,715,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$82,676	$85,486
Small Business Administration, 4.77%, 4/01/2024	324,935	338,566
Small Business Administration, 5.18%, 5/01/2024	438,133	460,326
Small Business Administration, 5.52%, 6/01/2024	222,440	234,676
Small Business Administration, 4.99%, 9/01/2024	522,183	547,331
Small Business Administration, 4.95%, 3/01/2025	420,702	440,923
		$2,107,308
U.S. Treasury Obligations – 10.2%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$7,818,000	$10,315,179
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,457,128
U.S. Treasury Bonds, 3.5%, 2/15/2039	18,559,000	22,045,337
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,736,346
U.S. Treasury Bonds, 2.875%, 5/15/2043	132,488,000	141,700,056
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	5,292,869
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	235,291
U.S. Treasury Bonds, 2.875%, 11/15/2046	44,148,000	47,246,983
U.S. Treasury Bonds, 3%, 2/15/2048	38,202,000	41,850,589
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	55,841,545
U.S. Treasury Notes, 3.125%, 5/15/2021	22,007,000	22,548,579
U.S. Treasury Notes, 1.75%, 11/30/2021	122,888,000	122,926,403
U.S. Treasury Notes, 1.75%, 9/30/2022	168,939,000	169,057,784
U.S. Treasury Notes, 1.625%, 5/31/2023	38,252,200	38,101,283
U.S. Treasury Notes, 2.5%, 8/15/2023	59,187,000	60,974,170
U.S. Treasury Notes, 2.25%, 8/15/2027	27,750,000	28,423,154
		$776,752,696
Utilities - Electric Power – 0.6%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,746,950
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,571,989
Duke Energy Progress LLC, 3.45%, 3/15/2029	7,168,000	7,557,365
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	6,677,000	7,329,011
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,282,952
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,977,884
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (z)	4,533,000	4,867,619
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,555,000	5,630,793
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,970,797
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,042,686
		$49,978,046
Total Bonds		$2,806,502,129
Convertible Preferred Stocks – 0.3%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	3,976	$4,392,088
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	328,574	$16,500,986
NextEra Energy, Inc., 6.123%	62,103	4,032,348
		$20,533,334
Total Convertible Preferred Stocks		$24,925,422
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	148,696	$4,925,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 2.42% (v)	101,720,561	$101,730,734

Other Assets, Less Liabilities – 2.6%		197,047,642
Net Assets – 100.0%		$7,618,666,243
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $101,730,734 and $7,319,887,867, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $226,050,434, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 10/15/2027	9/21/18	$13,305,000	$13,190,896
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.851% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	10,945,000	10,844,372
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.381% (LIBOR - 1mo. + 0.98%), 11/14/2035	10/30/18	11,382,354	11,382,354
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.294% (LIBOR - 1mo. + 0.9%), 9/15/2035	9/17/18	9,120,073	9,103,201
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	2,854,214	2,750,348
BDS Ltd., FLR, 3.794% (LIBOR - 1mo. + 1.4%), 8/15/2035	7/25/18-10/29/18	12,615,353	12,622,083
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.394% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	1,392,394	1,394,182
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	8,528,000	8,453,687
Jersey Central Power & Light Co., 4.3%, 1/15/2026	2/05/19	4,596,359	4,867,619
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.401% (LIBOR - 3mo. + 0.8%), 1/18/2028	1/18/18	5,000,000	4,982,445
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.034% (LIBOR - 1mo. + 0.63%), 9/25/2023	9/17/18	7,710,000	7,725,203
Neuberger Berman CLO Ltd., FLR, 3.397% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/19/18	5,707,744	5,696,495
Total Restricted Securities			$93,012,885
% of Net assets			1.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,513,385,738	$—	$—	$4,513,385,738
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	778,860,004	—	778,860,004
Non-U.S. Sovereign Debt	—	10,204,088	—	10,204,088
Municipal Bonds	—	8,995,514	—	8,995,514
U.S. Corporate Bonds	—	689,254,096	—	689,254,096
Residential Mortgage-Backed Securities	—	915,902,442	—	915,902,442
Commercial Mortgage-Backed Securities	—	161,843,512	—	161,843,512
Asset-Backed Securities (including CDOs)	—	121,569,378	—	121,569,378
Foreign Bonds	—	119,873,095	—	119,873,095
Mutual Funds	101,730,734	—	—	101,730,734
Total	$4,615,116,472	$2,806,502,129	$—	$7,421,618,601
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$171,189,079	$862,942,494	$932,415,701	$(933)	$15,795	$101,730,734
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,933,150	$—